Commitments and Contingencies	3 Months Ended	6 Months Ended
	Sep. 30, 2014	Jun. 30, 2014
Commitment and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 7 - COMMITMENTS AND CONTINENCIES

Legal

From time to time, the Company may become involved in various lawsuits and legal proceedings, which arise in the ordinary course of business.  Litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm business.  Except as disclosed below, the Company is currently not aware of any such legal proceedings or claims that will have, individually or in the aggregate, a material adverse effect on its business, financial condition or operating results.

Legal Proceedings

The Pennsylvania Litigation:  Relmada has sued its former President and Chief Scientific Officer, Najib Babul, in the United States District Court for the Eastern District of Pennsylvania.  Mr. Babul resigned from his executive positions in September 2012 and was later removed from Relmada’s board of directors.  The Complaint alleges that, during the course of an audit, Relmada discovered approximately $1.5 million in questionable expenses incurred by Mr. Babul during his management of the company from 2004 until his resignation in 2012. Through formal discovery, the voluntary exchange of information between the parties, and other means, Relmada is attempting to narrow the range and dollar amount of transactions it considers questionable, but that process is ongoing. Outside the lawsuit, Relmada has also cancelled warrants to purchase 868,213 shares of common stock (the “Cancelled Warrants”) on the grounds, among others, that Babul could not and did not satisfy the conditions for holding or exercising the warrants after his voluntary resignation from the Company.  The Company also has not exchanged Mr. Babul’s equity in Relmada for Company common stock pursuant to the Share Exchange that closed on May 20, 2014.  Mr. Babul has answered the complaint, denying that any expenditures were improper, and has filed a counterclaim seeking specific performance and reinstatement of the Cancelled Warrants, as well as compensatory damages and other relief.

The Delaware Litigation:  After the Pennsylvania Litigation was brought against him, Mr. Babul brought an action in the Court of Chancery Delaware (the state in which Relmada is incorporated), demanding that Relmada advance his litigation expenses in the Delaware and Pennsylvania Litigation pursuant to, among other things, a Delaware statute that requires a corporation to advance the reasonable litigation expenses of a former officer or director who is a party to litigation by reason of that relationship, and the Court ordered Relmada to advance such expenses.  Depending upon the outcome of that litigation, Relmada may or may not be entitled to be reimbursed for the advanced expenses, but there can be no assurance that, even if Relmada prevails, Mr. Babul will be able to repay Relmada.

Other Potential Litigation:  In addition to the aforementioned disputes, Relmada has been informed that Mr. Babul is contemplating making additional claims in the Pennsylvania litigation or elsewhere. Relmada has also reserved its right to bring additional claims against Mr. Babul if appropriate.

Management believes that Relmada has good grounds to pursue the litigation, but is also pursuing the possibility of an amicable resolution of its disputes with Mr. Babul. The outcome of such efforts or of any litigation is impossible to predict with certainty.

NOTE 8 – COMMITMENTS AND CONTINGENCIES

License Agreements

Wonpung

On August 20, 2007, the Company entered into a License Development and Commercialization Agreement with Wonpung, a shareholder of the Company. Wonpung has exclusive territorial rights in countries it selects in Asia to market up to two drugs the Company is currently developing and a right of first refusal (“ROFR”) for up to an additional five drugs that the Company may develop in the future as defined in more detail in the license agreement.

The Company received an upfront license fee of $1,500,000 and will earn royalties of up to 12% of net sales for up to two licensed products it is currently developing. The licensing terms for the ROFR products are subject to future negotiations and binding arbitration. The terms of each licensing agreement will expire on the earlier of any time from 15 years to 20 years after licensing or on the date of commercial availability of a generic product to such licensed product in the licensed territory. The Company’s current focus is on developing and marketing its products in the United States and not Asia. It will be several years before the Company markets its products in Asia.

Third Party Licensor

Based upon the Medeor transaction, the Company assumed an obligation to pay a third party (A) royalty payments up to 2% on net sales of licensed products that are not sold by sublicensee and (B) on each and every sublicense earned royalty payment received by licensee from its sublicensee on sales of license product by sublicensee, the higher of (i) 20% of the royalties received by licensee; or (ii) up to 2% of net sales of sublicensee. The Company will also make milestone payments of up to $4 million and up to $2 million, for the first commercial sale of product in the field that has a single active pharmaceutical ingredient, and for the first commercial sale of product in the field of product that has more than one active pharmaceutical ingredient, respectively, see Note 6.

Leases

The Company currently leases its corporate office space for its New York City on a month-to month basis. The Company has a non-cancelable operating lease expiring in 2017 for its Pennsylvania office location. Future minimum lease payments are as follows:

For the year ended June 30,:

Year	Amount
2015	$37,300
2016	38,000
2017	38,800
2018	9,700
Total	$127,800

The Company incurred rent expense of approximately $67,800 and $64,600 for years ended December 31, 2013 and 2012, respectively, and approximately $13,300 for the six months ended June 30, 2014.

Legal

The Pennsylvania Litigation:  Relmada has sued its former President and Chief Scientific Officer, Najib Babul, in the United States District Court for the Eastern District of Pennsylvania.  Mr. Babul resigned from his executive positions in September 2012 and was later removed from Relmada’s board of directors.  The Complaint alleges that, during the course of an audit, Relmada discovered approximately $1.5 million in questionable expenses incurred by Mr. Babul during his management of the company from 2004 until his resignation in 2012 (the “Questionable Expenses”). Outside the lawsuit, Relmada has also cancelled warrants to purchase 868,213 common stock (the “Cancelled Warrants”) on the grounds, among others, that Babul could not and did not satisfy the conditions for holding or exercising the warrants after his voluntary resignation from the Company.  The Company also has not exchanged Mr. Babul’s equity in Relmada for Company common stock pursuant to the Share Exchange that closed on May 20, 2014.  Mr. Babul has answered the complaint, denying any liability, and has filed a counterclaim seeking specific performance and reinstatement of the Warrants, as well as compensatory damages and other relief.

The Delaware Litigation:  After the Pennsylvania Litigation was brought against him, Mr. Babul brought an action in the Court of Chancery Delaware (the state in which Relmada is incorporated), demanding that Relmada advance his litigation expenses in the Delaware and Pennsylvania Litigation pursuant to, among other things, a Delaware Statute that requires a corporation to advance the reasonable litigation expenses of a former officer or director who is a party to litigation by reason of that relationship, and the Court ordered Relmada to advance such expenses.  Depending upon the outcome of that litigation, Relmada may or may not be entitled to be reimbursed for the advanced expenses, but there can be no assurance that, even if Relmada prevails, Mr. Babul will be able to repay Relmada.

Other Potential Litigation:  In addition to the aforementioned disputes, Relmada has been informed that Mr. Babul is contemplating making additional claims in the Pennsylvania litigation or elsewhere, as is Relmada.

Management believes that Relmada has meritorious claims against Mr. Babul and for its defenses against Mr. Babul’s claims, but the outcome of any litigation is impossible to predict with certainty at such time.